Subsequent Events (Details)								12 Months Ended
		Dec. 20, 2024 USD ($)	Dec. 18, 2024 USD ($) $ / shares shares	Nov. 18, 2024 USD ($) $ / shares shares	Nov. 08, 2024 USD ($) $ / shares shares	Nov. 08, 2024 GBP (£) shares	Sep. 30, 2023 shares	Sep. 30, 2024 USD ($) $ / shares shares	Dec. 15, 2024 USD ($)	Dec. 03, 2024 USD ($) shares	Apr. 30, 2024
Subsequent Events [Line Items]
Exercise price (in Dollars per share) | $ / shares								$ 1.5
Payment require for settlement (in Dollars) | $					$ 61,000
Compensation owed for services					46,700	46,700
Aggregate amount on investment (in Dollars) | $									$ 15,000,000
Cash (in Dollars) | $								$ 5,000,000
Warrant term								5 years			3 years
Common stock issued	[1]						1,259,333	2,098,999
Percentage of issued and outstanding capital								29.75%
Share issue							8,767
Aggregate purchase amount (in Dollars) | $	[2]							$ 1,880,187
Investment Note [Member]
Subsequent Events [Line Items]
Principal amount (in Dollars) | $								5,000,000
Principal amount on promissory note (in Dollars) | $								$ 10,000,000
Warrant term								12 months
Common stock issued								2,385,170
Stock purchase warrants								6,907,859
Option Exercise Price [Member]
Subsequent Events [Line Items]
Purchase shares								720,000
Exercise price (in Dollars per share) | $ / shares								$ 1.5
Principal amount (in Dollars) | $								$ 3,000,000
Cash (in Dollars) | $								$ 300,000
Common stock issued								2,385,170
Stock purchase warrants								5,109,789
Issuance Warrant (in Dollars) | $								$ 16,084,250
Accrues interest rate								8.00%
Star Agreement [Member]
Subsequent Events [Line Items]
Amount of damages (in Dollars) | $								$ 1,000,000
Securities Purchase Agreements [Member]
Subsequent Events [Line Items]
Sale of stock				138,556	110,707	110,707
Purchase price per share (in Dollars per share) | $ / shares				$ 1.7765	$ 2.09456
Gross proceeds on on sale of stock (in Dollars) | $				$ 246,145	$ 231,882
Percentage of discount purchase price per shares				5.00%	5.00%	5.00%
Star Equity Holders [Member]
Subsequent Events [Line Items]
Percentage equity shares								49.00%
Subsequent Event [Member]
Subsequent Events [Line Items]
Interest payable (in Dollars) | $					$ 771,085
Common stock excerisable period					5 years	5 years
Percentage of warrant excerise lender					19.90%	19.90%
Subsidiary consideration					$ 1,338	£ 1,000
Aggregate purchase amount (in Dollars) | $			$ 10,000,000
Price per share (in Dollars per share) | $ / shares			$ 6
Pre-funded common stock purchase warrant			1
Offering price per share (in Dollars per share) | $ / shares			$ 6
Pre-fund warrant excerise price (in Dollars per share) | $ / shares			$ 0.0001
Cash or cashless basis expire			5 years
Percentage of purchase price			5.00%
Percentage of customary placement fees			7.00%
Percentage of gross proceeds raised			4.00%
Subsequent Event [Member] | November 2024 Warrant [Member]
Subsequent Events [Line Items]
Exercise price (in Dollars per share) | $ / shares					$ 2.41
Subsequent Event [Member] | Private Placement [Member]
Subsequent Events [Line Items]
Purchase shares			1
Subsequent Event [Member] | December 2024 PIPE Warrant [Member]
Subsequent Events [Line Items]
Purchase shares			1
Exercise price (in Dollars per share) | $ / shares			$ 6
Subsequent Event [Member] | Pre-Funded Warrant [Member]
Subsequent Events [Line Items]
Purchase shares			1
Subsequent Event [Member] | Conversion Agreement [Member]
Subsequent Events [Line Items]
Purchase shares					351,424
Subsequent Event [Member] | SEPA Convertible Notes [Member]
Subsequent Events [Line Items]
Principal amount (in Dollars) | $										$ 2,000,000
Subsequent Event [Member] | December 2024 Note [Member]
Subsequent Events [Line Items]
Principal amount (in Dollars) | $										$ 500,000
Subsequent Event [Member] | Restricted Stock [Member]
Subsequent Events [Line Items]
Restricted stock grants			1,337,500
Subsequent Event [Member] | Star Agreement [Member]
Subsequent Events [Line Items]
Interest rate acquire									51.00%
Subsequent Event [Member] | Investor [Member]
Subsequent Events [Line Items]
Sell to share investor										10,000,000
Subsequent Event [Member] | One Shareholder [Member]
Subsequent Events [Line Items]
Compensation owed for services					200,000	200,000
Subsequent Event [Member] | Convertible Notes Payable [Member]
Subsequent Events [Line Items]
Convertible shares					319,952	319,952
Private Placement [Member]
Subsequent Events [Line Items]
Gross proceeds on on sale of stock (in Dollars) | $		$ 10,000,000
Private Placement [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Share issue			1,666,666
Private Placement [Member] | Subsequent Event [Member] | December 2024 PIPE Warrant [Member]
Subsequent Events [Line Items]
Purchase shares			0.5

[1]	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 4 and the one-for-eight reverse stock split described in Note 14.
[2]	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 4 and the one-for-eight reverse stock split described in Note 14.